Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

(202) 737-8833 (phone)

(202) 737-5184 (fax)

November 6, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       AB Cap Fund, Inc. (the “Company”)

- AB Emerging Markets Core Portfolio

(File No. 2-29901)

Ladies and Gentlemen:

On behalf of AB Emerging Markets Core Portfolio (the “Fund”), a series of the above-referenced Company, we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectus for the Fund that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Company’s registration statement that was filed electronically with the Securities and Exchange Commission on October 30, 2017.

A copy of the Statement of Additional Information for the Fund will be filed under Rule 497(c) today.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Joseph J. Nardello

Joseph J. Nardello